Finance debt (Details 6) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Available (Lines of Credit)	$ 7,050
Balance	7,050
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Available (Lines of Credit)	1,022
Balance	$ 1,022
Syndicate Of Banks [Member] | Foreign countries [member] | Petrobras Global Trading BV [Member]
IfrsStatementLineItems [Line Items]
Date	12/16/2021
Maturity	11/16/2026
Available (Lines of Credit)	$ 5,000
Balance	$ 5,000
Syndicate Of Banks Two [Member] | Foreign countries [member] | Petrobras Global Trading BV [Member]
IfrsStatementLineItems [Line Items]
Date	3/27/2019
Maturity	2/27/2026
Available (Lines of Credit)	$ 2,050
Balance	$ 2,050
Banco Do Brasil [Member] | Country Of Brazil [Member] | Petroleo Brasileiro Sa [Member]
IfrsStatementLineItems [Line Items]
Date	3/23/2018
Maturity	9/26/2030
Available (Lines of Credit)	$ 323
Balance	$ 323
Bradesco [Member] | Country Of Brazil [Member] | Petroleo Brasileiro Sa [Member]
IfrsStatementLineItems [Line Items]
Date	10/4/2018
Maturity	9/4/2029
Available (Lines of Credit)	$ 646
Balance	$ 646
Caixa Economica Federal [Member] | Country Of Brazil [Member] | Petroleo Brasileiro Sa [Member]
IfrsStatementLineItems [Line Items]
Date	11/23/2010
Available (Lines of Credit)	$ 53
Balance	$ 53